EQUITY (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity
Number of shares, Beginning balance	33,242,189
NIS par value, Beginning balance	$ 1,329,687
Number of shares, Vesting of restricted shares	134,357
NIS par value, Vesting of restricted shares	$ 5,374
Number of shares, Exercise of share options	42,391	1,696
Number of shares, Issue of shares	4,207,490	168,300
Number of shares, Beginning balance	37,626,427	33,242,189
NIS par value, Beginning balance	$ 1,505,057	$ 1,329,687